LOSSES PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EARNINGS (LOSSES) PER SHARE
LOSSES PER SHARE

NOTE 10. EARNINGS (LOSSES) PER SHARE

Basic earnings (losses) per share excludes dilution and is computed by dividing net income (loss) attributable to Venator ordinary shareholders by the weighted average number of shares outstanding during the period. Diluted earnings (losses) per share reflects all potential dilutive ordinary shares outstanding during the period and is computed by dividing net income (loss) available to Venator ordinary shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding as dilutive securities. For the periods prior to our IPO, the average number of ordinary shares outstanding used to calculate basic and diluted earnings (losses) per share was based on the ordinary shares that were outstanding at the time of our IPO.

Basic and diluted earnings (losses) per share is determined using the following information:

	Three months ended		Nine months ended
	September 30,		September 30,
(In millions)	2017	2016	2017	2016
Numerator:
Basic and diluted income (loss) from continuing operations:
Income (loss) from continuing operations attributable to Venator	$51	$(7)	$58	$(89)
Basic and diluted net income (loss):
Net income (loss) attributable to Venator	$51	$(5)	$66	$(81)
Denominator:
Weighted average shares outstanding	106.3	106.3	106.3	106.3
Dilutive share-based awards	0.3	—	0.3	—
Total weighted average shares outstanding, including dilutive shares	106.6	106.3	106.6	106.3

27. LOSSES PER SHARE

Basic losses per share excludes dilution and is computed by dividing net loss attributable to Venator ordinary shareholders by the weighted average number of shares outstanding during the period. Diluted losses per share reflects all potential dilutive ordinary shares outstanding during the period and is computed by dividing net loss available to Venator ordinary shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding as dilutive securities. For the periods prior to our IPO, the average number of ordinary shares outstanding used to calculate basic and diluted losses per share was based on the ordinary shares that were outstanding at the time of our IPO.

Basic and diluted losses per share is determined using the following information:

(In millions)	2016	2015	2014
Numerator:
Basic and diluted loss from continuing operations:
Loss from continuing operations attributable to Venator	$(95)	$(369)	$(173)
Basic and diluted net loss:
Net loss attributable to Venator	$(87)	$(359)	$(164)
Denominator:
Weighted average shares outstanding	106.3	106.3	106.3
Dilutive share-based awards	—	—	—
Total weighted average shares outstanding, including dilutive shares	106.3	106.3	106.3

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